RIGHT-OF-USE ASSETS (Details Narrative) - HKD ($)		12 Months Ended
	Jan. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other additions right-of-use assets		$ 0
Number of lease term terminated		no	Nil).
Lease payments		$ 229,200	$ 231,600	$ 447,600
Non-cash additions to right-of-use asset and lease liabilities		$ 624,735
Office lease [member]
IfrsStatementLineItems [Line Items]
Lease term	36 months
Monthly base rent	$ 18,500